Expense Example - INVESCO Government Money Market Fund	Invesco Cash Reserve 1 Year	Invesco Cash Reserve 3 Years	Invesco Cash Reserve 5 Years	Invesco Cash Reserve 10 Years	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class AX 1 Year	Class AX 3 Years	Class AX 5 Years	Class AX 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class CX 1 Year	Class CX 3 Years	Class CX 5 Years	Class CX 10 Years	Class R 1 Year	Class R 3 Years	Class R 5 Years	Class R 10 Years	Class Y 1 Year	Class Y 3 Years	Class Y 5 Years	Class Y 10 Years	Investor Class 1 Year	Investor Class 3 Years	Investor Class 5 Years	Investor Class 10 Years	Class R6 1 Year	Class R6 3 Years	Class R6 5 Years	Class R6 10 Years
USD ($)	51	160	280	628	56	176	307	689	51	160	280	628	212	350	606	1,172	227	397	686	1,303	77	240	417	930	36	113	197	443	36	113	197	443	32	100	174	393